Interim Condensed Unaudited Consolidated Statements of Loss and Comprehensive Loss - USD ($)	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Interim Condensed Unaudited Consolidated Statements of Loss and Comprehensive Loss
Revenue	$ 1,038,643	$ 183,589
Cost of revenue	2,942,136	215,606
Gross loss	(1,903,493)	(32,017)
Operating expenses
General and administrative expenses	8,613,117	4,535,976
Research and development expenses	4,671,100	2,293,181
Sales and marketing expenses	2,916,338	2,073,187
Total operating expenses	16,200,555	8,902,344
Operating loss	(18,104,048)	(8,934,361)
Other items
Interest income	(37,481)	(81,742)
Changes in fair value of derivative liabilities	(98,281)	(8,672,615)
Other Income	(42,409)	(11,500)
Foreign exchange (gain)/loss	(94,340)	12,160
Loss before taxes and Net loss	(17,831,537)	(180,664)
Other comprehensive loss	(5,850)	(7,859)
Comprehensive Loss	$ (17,837,387)	$ (188,523)
Basic earnings (loss) per share	$ (0.15)	$ 0.00
Diluted earnings (loss) per share	$ (0.15)	$ 0.00
Weighted average number of shares outstanding - basic	118,451,752	103,588,472
Weighted average number of shares outstanding - fully diluted	118,451,752	103,588,472